Trade and Bills Payables	12 Months Ended
Dec. 31, 2020
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Trade and Bills Payables
33	TRADE AND BILLS PAYABLES
An ageing analysis of the trade and bills payables as at the end of the reporting period was as follows:

	2020	2019
	RMB million	RMB million
Within 90 days	2,868	3,622
91 to 180 days	35	52
181 to 365 days	109	94
1 to 2 years	111	40
Over 2 years	97	69

	3,220	3,877

Balances with related parties included in trade and bills payables are summarized in Note 45(c)(ii).
As at December 31, 2020, bills payable of the Group accounted to RMB610million (2019: Nil).